FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985
                                   ----------

                         TEMPLETON EMERGING MARKETS FUND
                        -----------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (954) 527-7500
                                                      --------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period:  11/30/09
                          ---------


ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                    INDUSTRY                     SHARES         VALUE
                                                    ----------------------------------------   ----------   --------------
    COMMON STOCKS 80.4%
    AUSTRIA 1.1%
    OMV AG                                                 Oil, Gas & Consumable Fuels             89,020   $    3,766,137
                                                                                                            --------------
    BRAZIL 4.3%
    Itau Unibanco Holding SA, ADR                               Commercial Banks                  666,033       14,819,234
                                                                                                            --------------
    CHINA 17.3%
(a) Aluminum Corp. of China Ltd., H                              Metals & Mining                9,792,000       10,840,901
(a) Brilliance China Automotive Holdings Ltd.                      Automobiles                 32,040,000       10,128,970
    China Petroleum and Chemical Corp., H                  Oil, Gas & Consumable Fuels          7,136,000        5,939,109
    Chiwan Wharf Holdings Ltd., B                         Transportation Infrastructure         2,126,967        3,414,191
    Denway Motors Ltd.                                             Automobiles                 22,188,730       13,628,439
    PetroChina Co. Ltd., H                                 Oil, Gas & Consumable Fuels         11,688,000       14,478,319
    Win Hanverky Holdings Ltd.                          Textiles, Apparel & Luxury Goods        9,844,000        1,244,814
                                                                                                            --------------
                                                                                                                59,674,743
                                                                                                            --------------
    HONG KONG 5.2%
    Dairy Farm International Holdings Ltd.                  Food & Staples Retailing            1,658,100        9,815,952
(a) Victory City International Holdings Ltd.            Textiles, Apparel & Luxury Goods       28,152,000        4,286,452
    VTech Holdings Ltd.                                     Communications Equipment              392,500        3,813,654
                                                                                                            --------------
                                                                                                                17,916,058
                                                                                                            --------------
    HUNGARY 1.2%
(a) MOL Hungarian Oil and Gas Nyrt.                        Oil, Gas & Consumable Fuels             45,775        4,006,581
                                                                                                            --------------
    INDIA 12.9%
    National Aluminium Co. Ltd.                                  Metals & Mining                  665,030        5,391,961
    Oil & Natural Gas Corp. Ltd.                           Oil, Gas & Consumable Fuels            270,795        6,989,490
    Peninsula Land Ltd.                               Real Estate Management & Development        846,798        1,418,166
    Sesa Goa Ltd.                                                Metals & Mining                2,716,280       21,485,246
    Tata Consultancy Services Ltd.                                 IT Services                    617,600        9,136,039
                                                                                                            --------------
                                                                                                                44,420,902
                                                                                                            --------------
    INDONESIA 4.4%
    PT Astra International Tbk                                     Automobiles                  2,195,000        7,510,127
    PT Bank Central Asia Tbk                                    Commercial Banks               15,134,500        7,683,300
                                                                                                            --------------
                                                                                                                15,193,427
                                                                                                            --------------
    MEXICO 1.8%
    Wal-Mart de Mexico SAB de CV, V                         Food & Staples Retailing            1,511,000        6,211,525
                                                                                                            --------------
    PAKISTAN 1.7%
(a) Faysal Bank Ltd.                                            Commercial Banks               10,190,739        1,989,199
    MCB Bank Ltd.                                               Commercial Banks                1,462,645        3,769,081
                                                                                                            --------------
                                                                                                                 5,758,280
                                                                                                            --------------
    POLAND 0.3%
(a) Polnord SA                                             Construction & Engineering              92,806        1,160,515
                                                                                                            --------------
    RUSSIA 7.6%
    Gazprom, ADR                                           Oil, Gas & Consumable Fuels            241,722        5,504,010
    LUKOIL Holdings, ADR                                   Oil, Gas & Consumable Fuels            101,006        5,863,399
    LUKOIL Holdings, ADR (London Exchange)                 Oil, Gas & Consumable Fuels             36,510        2,124,882
(a) Mining and Metallurgical Co. Norilsk Nickel                  Metals & Mining                   44,679        6,190,296
    Mobile TeleSystems, ADR                            Wireless Telecommunication Services         77,300        3,871,184
    OAO TMK                                                Energy Equipment & Services            660,934        2,801,564
                                                                                                            --------------
                                                                                                                26,355,335
                                                                                                            --------------
    SOUTH AFRICA 0.1%
    Impala Platinum Holdings Ltd.                                Metals & Mining                   18,800          436,043
                                                                                                            --------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

Templeton Emerging Markets Fund

    SOUTH KOREA 5.5%
    Avista Inc.                                         Textiles, Apparel & Luxury Goods          347,028   $    1,203,014
    Hyundai Development Co.                                Construction & Engineering             165,470        5,537,438
    Neopharm Co. Ltd.                                           Personal Products                 302,793        2,140,908
    SK Energy Co. Ltd.                                     Oil, Gas & Consumable Fuels            109,364       10,228,828
                                                                                                            --------------
                                                                                                                19,110,188
                                                                                                            --------------
    TAIWAN 0.0%(b)
    MediaTek Inc.                                   Semiconductors & Semiconductor Equipment          908           14,281
                                                                                                            --------------
    THAILAND 7.9%
    Amata Corp. Public Co. Ltd., fgn.                 Real Estate Management & Development      7,206,800        1,517,678
    Hemaraj Land and Development Public Co. Ltd.,
    fgn.                                              Real Estate Management & Development     29,653,100          677,989
    Kasikornbank Public Co. Ltd., fgn.                          Commercial Banks                2,251,200        5,892,130
    Kiatnakin Bank Public Co. Ltd., fgn.                        Consumer Finance                8,084,600        6,080,475
    Land and Houses Public Co. Ltd., fgn.             Real Estate Management & Development      8,514,132        1,639,303
    PTT Exploration and Production Public Co.
    Ltd., fgn.                                             Oil, Gas & Consumable Fuels          1,226,600        4,815,623
    PTT Public Co. Ltd., fgn.                              Oil, Gas & Consumable Fuels            578,000        3,895,066
    Siam Cement Public Co. Ltd., fgn.                        Construction Materials               415,120        2,847,394
                                                                                                            --------------
                                                                                                                27,365,658
                                                                                                            --------------
    TURKEY 6.7%
    Akbank TAS                                                  Commercial Banks                2,952,231       15,840,014
    Tupras-Turkiye Petrol Rafinerileri AS                  Oil, Gas & Consumable Fuels            427,186        7,267,445
                                                                                                            --------------
                                                                                                                23,107,459
                                                                                                            --------------
    UNITED KINGDOM 2.4%
(a) Anglo American PLC                                           Metals & Mining                  189,200        8,150,547
                                                                                                            --------------
    TOTAL COMMON STOCKS (COST $188,606,787)                                                                    277,466,913
                                                                                                            --------------
    PREFERRED STOCKS 19.4%
    BRAZIL 19.4%
    Banco Bradesco SA, ADR, pfd.                                Commercial Banks                  624,222       13,227,264
    Petroleo Brasileiro SA, ADR, pfd.                      Oil, Gas & Consumable Fuels            670,320       30,204,619
    Vale SA, ADR, pfd., A                                        Metals & Mining                  966,300       23,674,350
                                                                                                            --------------
    TOTAL PREFERRED STOCKS (COST $18,224,142)                                                                   67,106,233
                                                                                                            --------------
    TOTAL INVESTMENTS BEFORE SHORT TERM
       INVESTMENTS (COST $206,830,929)                                                                         344,573,146
                                                                                                            --------------
    SHORT TERM INVESTMENTS (COST $993,811) 0.3%
    MONEY MARKET FUNDS 0.3%
    UNITED STATES 0.3%
(c) Institutional Fiduciary Trust Money Market
       Portfolio, 0.00%                                                                           993,811          993,811
                                                                                                            --------------
    TOTAL INVESTMENTS (COST $207,824,740) 100.1%                                                               345,566,957
    OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                         (408,773)
                                                                                                            --------------
    NET ASSETS 100.0%                                                                                       $  345,158,184
                                                                                                            ==============

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Emerging Markets Fund

ABBREVIATIONS

SELECTED PORTFOLIO

ADR   American Depository Receipt

Templeton Emerging Markets Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At November 30, 2009, a market event occurred resulting in a portion of the securities held by the Fund being fair valued. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $ 209,026,052
                                             -------------
Unrealized appreciation                      $ 156,398,980
Unrealized depreciation                        (19,858,075)
                                             -------------
Net unrealized appreciation (depreciation)   $ 136,540,905
                                             =============

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets carried at fair value:

                                                LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                             ------------   ----------   -------   ------------
ASSETS:
  Investments in Securities:
     Equity Investments:(a)
        Pakistan                             $         --   $5,758,280     $--     $  5,758,280
        Other Equity Investments(b)           338,814,866           --      --      338,814,866
     Short Term Investments                       993,811           --      --          993,811
                                             ------------   ----------     ---     ------------
           Total Investments in Securities   $339,808,677   $5,758,280     $--     $345,566,957
                                             ============   ==========     ===     ============

(a)  Includes common and preferred stock.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
     Chief Executive Officer -
     Finance and Administration
Date January 27, 2010


By  /s/MARK H. OTANI
 ----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2010